DEAN WITTER GLOBAL UTILITIES FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                                   10048
LETTER TO THE SHAREHOLDERS AUGUST 31, 1996

DEAR SHAREHOLDER:
The global utilities markets were mixed during the six-month period ended August 31, 1996. Non-U.S. utilities stocks performed well, particularly in the earlier part of the reporting period when emerging market stocks were strong. In the United States, however, utilities stocks were weak due in part to the renewed strength of the economy and its upward pressure on interest rates.
For the six-month period ended August 31, 1996, Dean Witter Global Utilities Fund produced a total return of 0.43 percent, compared to a return of 0.32 percent for the average fund in the Lipper utilities funds category (89 funds) and a return of 1.21 percent for the Morgan Stanley Capital International World Index (MSCI World Index). The MSCI World Index is a broad-based index that incorporates stocks of all industries including the utilities and telecommunications industries.
PORTFOLIO COMPOSITION AND STRATEGY
The portfolio's industry breakdown continued to emphasize telecommunications stocks, which accounted for 60 percent of the Fund's equity holdings. Included in this broad category are telephone service companies, cellular operators, telecom equipment and selected media companies. Electricity-related stocks accounted for 24 percent of all equities, while the remaining 16 percent was invested in natural gas, water and other utilities-related companies.
On August 31, 1996, the Fund's portfolio was diversified among the following geographic regions: 38 percent in Europe, 33 percent in the United States, 19 percent in the Pacific Basin and the remaining 10 percent in Latin America and Canada. We believe European utilities offer a combination of relatively inexpensive stocks with good growth potential, while Asian and Latin American utilities offer the potential for excellent growth as these emerging economies improve their infrastructure.

DEAN WITTER GLOBAL UTILITIES FUND
LETTER TO THE SHAREHOLDERS AUGUST 31, 1996, CONTINUED

During the six-month period under review, the Fund gained exposure to one additional country, Peru, bringing the portfolio's total exposure to 29 countries. This was accomplished through the addition of Telefonica del Peru S.A. (ADR) in July. Other companies added to the portfolio included Telecomunicacoes de Sao Paulo S.A. (Brazil) and Orange PLC (United Kingdom), both focused on telecommunications. U.S. participations in initial public offerings included Lucent Technologies, Inc., Teleport Communications Group Inc. and 360 Communications Co.
LOOKING AHEAD
Given the fact that many countries around the world are experiencing relatively slow economic growth, we believe that the current investment environment for global utilities stocks is favorable. Such an economic climate allows for expansion in company earnings without sharply increasing interest rates. In addition, telecommunications continues to be among the fastest growing industries around the world, as emerging and developed economies alike look for quicker and improved means of communication. We believe the Fund is well positioned to take advantage of these investment opportunities.
We appreciate your support of Dean Witter Global Utilities Fund and look forward to serving your investment needs and objectives.
Very truly yours,
        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

  NUMBER OF
    SHARES                                                  VALUE
----------------------------------------------------------------------
                COMMON AND PREFERRED STOCKS (96.3%)
                ARGENTINA (2.0%)
                TELECOMMUNICATIONS
       857,000  Telecom Argentina Stet - France
                Telecom S.A. (Class B)...............  $     3,232,765
                                                       ---------------
                UTILITIES - ELECTRIC
       499,000  Central Puerto S.A. (Class B)........        1,532,819
                                                       ---------------
                UTILITIES - NATURAL GAS
       234,000  MetroGas S.A. (Class B) (ADR)........        2,223,000
                                                       ---------------
                TOTAL ARGENTINA......................        6,988,584
                                                       ---------------

                AUSTRALIA (3.1%)
                UTILITIES - NATURAL GAS
     2,227,337  Australian Gas Light Company Ltd.....       10,729,462
                                                       ---------------

                AUSTRIA (1.4%)
                AIRPORT MANAGEMENT
        71,000  Flughafen Wien AG....................        4,949,372
                                                       ---------------

                BRAZIL (1.8%)
                TELECOMMUNICATIONS
     9,600,000  Telecomunicacoes de Sao Paulo S.A.
                (Pref.)..............................        1,850,295
                                                       ---------------
                UTILITIES - ELECTRIC
   142,000,000  Companhia Energetica de Minas Gerais
                S.A. (Pref.).........................        4,275,089
                                                       ---------------
                TOTAL BRAZIL.........................        6,125,384
                                                       ---------------

                CANADA (1.8%)
                TELECOMMUNICATION EQUIPMENT
        80,152  Northern Telecom Ltd.................        4,012,873
                                                       ---------------
                UTILITIES - NATURAL GAS
       130,000  TransCanada Pipelines Ltd............        2,076,085
                                                       ---------------
                TOTAL CANADA.........................        6,088,958
                                                       ---------------
                CHILE (2.9%)
                TELECOMMUNICATIONS
        49,000  Compania de Telecommunicaciones de
                Chile S.A. (ADR).....................        4,789,750
       204,000  Empresas Telex-Chile S.A. (ADR)......        1,300,500
                                                       ---------------
                                                             6,090,250
                                                       ---------------
                UTILITIES - ELECTRIC
       125,000  Enersis S.A. (ADR)...................        3,890,625
                                                       ---------------
                TOTAL CHILE..........................        9,980,875
                                                       ---------------

  NUMBER OF
    SHARES                                                  VALUE
----------------------------------------------------------------------

                CHINA (1.6%)
                UTILITIES - ELECTRIC
       140,000  Huaneng Power International, Inc.
                (Class N) (ADR)*.....................  $     2,467,500
       314,000  Shandong Huaneng Power Co., Ltd.
                (ADR)................................        2,943,750
                                                       ---------------
                TOTAL CHINA..........................        5,411,250
                                                       ---------------

                DENMARK (3.6%)
                AIRPORT MANAGEMENT
        47,000  Kobenhavns Lufthavne AS..............        4,638,023
                                                       ---------------
                TELECOMMUNICATIONS
       158,500  Tele Danmark AS (B Shares)...........        7,806,654
                                                       ---------------
                TOTAL DENMARK........................       12,444,677
                                                       ---------------

                FINLAND (2.2%)
                TELECOMMUNICATION EQUIPMENT
       180,000  Nokia AB (Series K)..................        7,618,431
                                                       ---------------

                FRANCE (0.9%)
                UTILITIES - WATER
        32,554  Compagnie Generale des Eaux..........        3,136,899
                                                       ---------------

                GERMANY (7.0%)
                MANUFACTURING - DIVERSIFIED
        25,700  Mannesmann AG........................        9,259,699
                                                       ---------------
                TELECOMMUNICATION EQUIPMENT
       105,000  Siemens AG...........................        5,540,112
                                                       ---------------
                UTILITIES - ELECTRIC
       175,000  Veba AG..............................        9,168,578
                                                       ---------------
                TOTAL GERMANY........................       23,968,389
                                                       ---------------

                HONG KONG (0.4%)
                UTILITIES - ELECTRIC
       500,000  Hong Kong Electric Holdings Ltd......        1,493,792
                                                       ---------------

                INDONESIA (2.4%)
                TELECOMMUNICATIONS
       136,000  PT Indosat (ADR).....................        4,250,000
       139,000  PT Telekomunikasi Indonesia (ADR)....        3,874,625
                                                       ---------------
                TOTAL INDONESIA......................        8,124,625
                                                       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 1996 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                                  VALUE
----------------------------------------------------------------------
                ITALY (2.1%)
                CABLE/CELLULAR
     1,466,000  Telecom Italia Mobile SpA............  $     3,016,521
                                                       ---------------
                TELECOMMUNICATIONS
     2,103,000  Telecom Italia SpA...................        4,125,493
                                                       ---------------
                TOTAL ITALY..........................        7,142,014
                                                       ---------------

                JAPAN (4.9%)
                TELECOMMUNICATION EQUIPMENT
        64,000  Kyocera Corp.........................        4,339,581
       130,000  Nippon Comsys Corp...................        1,719,956
                                                       ---------------
                                                             6,059,537
                                                       ---------------
                TELECOMMUNICATIONS
           570  DDI Corp.............................        4,530,044
           890  Nippon Telegraph & Telephone Corp....        6,304,576
                                                       ---------------
                                                            10,834,620
                                                       ---------------
                TOTAL JAPAN..........................       16,894,157
                                                       ---------------

                MALAYSIA (1.8%)
                TELECOMMUNICATIONS
     1,364,000  Technology Resources Industries
                Berhad*..............................        3,939,350
       260,000  Telekom Malaysia Berhad..............        2,294,425
                                                       ---------------
                TOTAL MALAYSIA.......................        6,233,775
                                                       ---------------

                MEXICO (1.2%)
                TELECOMMUNICATIONS
       128,000  Telefonos de Mexico S.A. de C.V.
                (Class L) (ADR)......................        4,208,000
                                                       ---------------
                NETHERLANDS (2.3%)
                TELECOMMUNICATIONS
       225,000  Koninklijke PTT Nederland NV.........        7,883,805
                                                       ---------------

                NEW ZEALAND (2.6%)
                TELECOMMUNICATIONS
     1,880,000  Telecom Corporation of New Zealand
                Ltd..................................        8,985,687
                                                       ---------------
                NORWAY (0.6%)
                TELECOMMUNICATION EQUIPMENT
        52,000  Nera AS..............................        1,908,963
                                                       ---------------

                PERU (0.3%)
                TELECOMMUNICATIONS
        47,200  Telefonica del Peru S.A. (ADR).......        1,103,300
                                                       ---------------

  NUMBER OF
    SHARES                                                  VALUE
----------------------------------------------------------------------

                PHILIPPINES (1.3%)
                UTILITIES - ELECTRIC
       567,950  Manila Electric Co. (B Shares).......  $     4,363,836
                                                       ---------------
                PORTUGAL (1.6%)
                TELECOMMUNICATIONS
       212,000  Portugal Telecom S.A.*...............        5,664,964
                                                       ---------------
                SOUTH KOREA (1.3%)
                UTILITIES - ELECTRIC
       207,000  Korea Electric Power Corp. (ADR).....        4,398,750
                                                       ---------------
                SPAIN (5.0%)
                TELECOMMUNICATIONS
       274,000  Telefonica de Espana.................        5,086,634
                                                       ---------------
                UTILITIES - ELECTRIC
       144,600  Empresa Nacional de Electridad
                S.A..................................        8,416,912
       428,000  Iberdrola S.A........................        3,861,705
                                                       ---------------
                                                            12,278,617
                                                       ---------------
                TOTAL SPAIN..........................       17,365,251
                                                       ---------------
                SWEDEN (2.2%)
                TELECOMMUNICATION EQUIPMENT
       328,000  Ericsson (L.M.) Telephone Co. AB
                (Series "B" Free)....................        7,648,976
                                                       ---------------
                SWITZERLAND (2.2%)
                ELECTRICAL EQUIPMENT
         6,200  ABB AG - Bearer......................        7,631,960
                                                       ---------------
                UNITED KINGDOM (6.4%)
                BROADCAST MEDIA
       582,500  Carlton Communications PLC...........        4,352,115
                                                       ---------------
                CABLE/CELLULAR
       487,000  Orange PLC*..........................        1,458,475
                                                       ---------------
                TELECOMMUNICATIONS
       135,000  Nynex CableComms Group (ADR)*........        2,193,750
     1,831,000  Telewest PLC*........................        3,969,831
     1,926,000  Vodafone Group PLC...................        7,240,061
                                                       ---------------
                                                            13,403,642
                                                       ---------------
                UTILITIES - ELECTRIC
       181,765  National Grid Group PLC..............          490,485
       200,200  Yorkshire Electricity................        2,395,126
                                                       ---------------
                                                             2,885,611
                                                       ---------------
                TOTAL UNITED KINGDOM.................       22,099,843
                                                       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 1996 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                                  VALUE
----------------------------------------------------------------------
                UNITED STATES (29.4%)
                BROADCAST MEDIA
       125,000  U.S. West Media Group*...............  $     2,265,625
                                                       ---------------
                CABLE/CELLULAR
        58,333  360 Communications Co.*..............        1,392,700
                                                       ---------------
                TELECOMMUNICATION EQUIPMENT
        43,000  Lucent Technologies, Inc.............        1,585,625
                                                       ---------------
                TELECOMMUNICATIONS
        85,000  Ameritech Corp.......................        4,388,125
        70,000  Bell Atlantic Corp...................        3,937,500
       180,000  BellSouth Corp.......................        6,525,000
       175,000  GTE Corp.............................        6,890,625
       110,000  NYNEX Corp...........................        4,743,750
       135,000  SBC Communications, Inc..............        6,294,375
        32,000  Teleport Communications Group Inc.
                (Class A)*...........................          732,000
       125,000  U.S. West Communications Group.......        3,687,500
                                                       ---------------
                                                            37,198,875
                                                       ---------------
                TELECOMMUNICATIONS - LONG DISTANCE
       120,000  AT&T Corp............................        6,300,000
       280,000  MCI Communications Corp..............        7,035,000
       175,000  Sprint Corp..........................        7,109,375
       140,000  WorldCom, Inc.*......................        2,922,500
                                                       ---------------
                                                            23,366,875
                                                       ---------------
                UTILITIES - ELECTRIC
       210,000  CMS Energy Corp......................        6,273,750
       120,000  Duke Power Co........................        5,610,000
       205,000  Edison International.................        3,561,875
       100,000  Pacific Gas & Electric Co............        2,262,500
       230,000  Southern Co..........................        5,203,750
                                                       ---------------
                                                            22,911,875
                                                       ---------------
                UTILITIES - NATURAL GAS
       165,000  ENRON Corp...........................        6,620,625
       115,000  Tenneco, Inc.........................        5,721,250
                                                       ---------------
                                                            12,341,875
                                                       ---------------

                TOTAL UNITED STATES..................      101,063,450
                                                       ---------------

                TOTAL COMMON AND PREFERRED STOCKS
                (IDENTIFIED COST $290,612,250).......      331,657,429
                                                       ---------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                 VALUE
----------------------------------------------------------------------
                SHORT-TERM INVESTMENTS (3.1%)
                COMMERCIAL PAPER (a) (1.2%)
                TELECOMMUNICATION EQUIPMENT
      $4,000    Motorola Inc.
                5.20% due 09/04/96...................  $     3,998,267
                                                       ---------------
                REPURCHASE AGREEMENT (1.9%)
       6,510    The Bank of New York 5.125% due
                09/03/96 (dated 08/30/96; proceeds
                $6,513,872; collateralized by
                $6,592,568 Federal Home Loan Banks
                6.19% due 07/10/98 valued at
                $6,640,368) (Identified Cost
                $6,510,165)..........................        6,510,165
                                                       ---------------
                TOTAL SHORT-TERM INVESTMENTS
                (IDENTIFIED COST $10,508,432)........       10,508,432
                                                       ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST $301,120,682)
(B).............................       99.4 %  342,165,861

OTHER ASSETS IN EXCESS OF
LIABILITIES.....................        0.6      2,186,345
                                      -----   ------------
NET ASSETS......................      100.0 % $344,352,206
                                      -----   ------------
                                      -----   ------------

---------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes is $301,248,162. The aggregate gross unrealized appreciation is $55,600,824 and the aggregate gross unrealized depreciation is $14,683,125, resulting in net unrealized appreciation of $40,917,699.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT AUGUST 31, 1996:

                                        UNREALIZED
CONTRACTS TO        IN        DELIVERY  APPRECIATION
   RECEIVE     EXCHANGE FOR     DATE    (DEPRECIATION)
------------------------------------------------
$    1,924,821 Y 708,650,577  09/03/96  $ 7,781
$    1,766,608 Y 191,500,268  09/03/96    7,142
PHP 7,861,883  $     300,588  09/04/96      (57)
PHP 7,195,100  $     274,622  09/05/96      420
MYR 2,493,405  $     999,761  09/09/96      401
                                        --------
    Net unrealized appreciation.......  $15,687
                                        --------
                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
SUMMARY OF INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

                                                                                                             PERCENT OF
INDUSTRY                                                                                     VALUE           NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Airport Management...................................................................  $        9,587,395           2.8%
Broadcast Media......................................................................           6,617,740           1.9
Cable/Cellular.......................................................................           5,867,697           1.7
Electrical Equipment.................................................................           7,631,960           2.2
Manufacturing - Diversified..........................................................           9,259,699           2.7
Repurchase Agreement.................................................................           6,510,165           1.9
Telecommunication Equipment..........................................................          38,372,784          11.1
Telecommunications...................................................................         131,833,384          38.4
Telecommunications - Long Distance...................................................          23,366,875           6.8
Utilities - Electric.................................................................          72,610,841          21.1
Utilities - Natural Gas..............................................................          27,370,422           7.9
Utilities - Water....................................................................           3,136,899           0.9
                                                                                       ------------------         -----
                                                                                       $      342,165,861          99.4%
                                                                                       ------------------         -----
                                                                                       ------------------         -----

                                                                                                             PERCENT OF
TYPE OF INVESTMENT                                                                           VALUE           NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Common Stocks........................................................................  $      325,532,046          94.5%
Preferred Stocks.....................................................................           6,125,383           1.8
Short-Term Investments...............................................................          10,508,432           3.1
                                                                                       ------------------         -----
                                                                                       $      342,165,861          99.4%
                                                                                       ------------------         -----
                                                                                       ------------------         -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1996 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $301,120,682)............................  $342,165,861
Receivable for:
    Investments sold........................................     3,691,428
    Dividends...............................................       480,302
    Foreign withholding taxes reclaimed.....................       164,674
    Shares of beneficial interest sold......................       117,531
    Interest................................................         1,854
Deferred organizational expenses............................        96,893
Prepaid expenses and other assets...........................        36,103
                                                              ------------
     TOTAL ASSETS...........................................   346,754,646
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................     1,574,972
    Plan of distribution fee................................       278,407
    Shares of beneficial interest repurchased...............       212,019
    Investment management fee...............................       192,465
Accrued expenses and other payables.........................       144,577
                                                              ------------
     TOTAL LIABILITIES......................................     2,402,440
                                                              ------------
NET ASSETS:
Paid-in-capital.............................................   303,192,956
Net unrealized appreciation.................................    41,052,257
Accumulated undistributed net investment income.............       661,786
Accumulated net realized loss...............................      (554,793)
                                                              ------------
     NET ASSETS.............................................  $344,352,206
                                                              ------------
                                                              ------------
NET ASSET VALUE PER SHARE,
  30,462,738 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                    $11.30
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $532,120 foreign withholding tax).........  $5,215,035
Interest....................................................     335,151
                                                              ----------
     TOTAL INCOME...........................................   5,550,186
                                                              ----------
EXPENSES
Plan of distribution fee....................................   1,655,620
Investment management fee...................................   1,168,173
Transfer agent fees and expenses............................     266,373
Custodian fees..............................................      90,104
Shareholder reports and notices.............................      44,033
Registration fees...........................................      20,275
Professional fees...........................................      19,106
Organizational expenses.....................................      17,149
Trustees' fees and expenses.................................       7,039
Other.......................................................       3,652
                                                              ----------
     TOTAL EXPENSES.........................................   3,291,524
                                                              ----------
     NET INVESTMENT INCOME..................................   2,258,662
                                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments.............................................     550,869
    Foreign exchange transactions...........................     (10,489)
                                                              ----------
     TOTAL GAIN.............................................     540,380
                                                              ----------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................    (889,570)
    Translation of forward foreign exchange contracts, other
      assets and liabilities denominated in foreign
      currencies............................................       7,483
                                                              ----------
     TOTAL DEPRECIATION.....................................    (882,087)
                                                              ----------
     NET LOSS...............................................    (341,707)
                                                              ----------
NET INCREASE................................................  $1,916,955
                                                              ----------
                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                MONTHS ENDED        FOR THE YEAR
                                                               AUGUST 31, 1996          ENDED
                                                                 (UNAUDITED)      FEBRUARY 29, 1996
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.......................................    $  2,258,662        $  5,844,446
Net realized gain...........................................         540,380           3,024,292
Net change in unrealized appreciation/depreciation..........        (882,087)         50,873,751
                                                              -----------------   -----------------
     NET INCREASE...........................................       1,916,955          59,742,489
                                                              -----------------   -----------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................      (2,498,695)         (5,266,837)
Net realized gain...........................................        --                (4,096,615)
                                                              -----------------   -----------------
     TOTAL..................................................      (2,498,695)         (9,363,452)
                                                              -----------------   -----------------
Net decrease from transactions in shares of beneficial
  interest..................................................     (15,413,539)        (27,631,296)
                                                              -----------------   -----------------
     TOTAL INCREASE (DECREASE)..............................     (15,995,279)         22,747,741
NET ASSETS:
Beginning of period.........................................     360,347,485         337,599,744
                                                              -----------------   -----------------
     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $661,786 AND $901,819, RESPECTIVELY)....................    $344,352,206        $360,347,485
                                                              -----------------   -----------------
                                                              -----------------   -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1996 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Dean Witter Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund seeks to achieve its objective by investing equity and fixed income securities of companies, issued by issuers worldwide, which are engaged in the utilities industry. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994.
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.
B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1996 (UNAUDITED) CONTINUED

by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.
C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.
D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.
E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.
F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1996 (UNAUDITED) CONTINUED

distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.
G. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of approximately $174,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.
2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the net assets of the Fund determined as of the close of each business day.
Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.
3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act, pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1996 (UNAUDITED) CONTINUED

payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.
Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, included carrying charges, totaled $12,029,910 at August 31, 1996.
The Distributor has informed the Fund that for the six months ended August 31, 1996, it received approximately $409,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.
4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1996 aggregated $18,876,976 and $28,090,837, respectively.
For the six months ended August 31, 1996, the Fund incurred brokerage commissions of $4,190 with DWR for portfolio transactions executed on behalf of the Fund.
Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 1996, the Fund had transfer agent fees and expenses payable of approximately $59,000.

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1996 (UNAUDITED) CONTINUED

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE SIX
                                                                         MONTHS ENDED
                                                                        AUGUST 31, 1996               FOR THE YEAR
                                                                   -------------------------             ENDED
                                                                                                   FEBRUARY 29, 1996
                                                                          (UNAUDITED)          --------------------------
                                                                     SHARES        AMOUNT        SHARES         AMOUNT
                                                                   ----------   ------------   -----------   ------------
Sold.............................................................   2,249,525   $ 25,676,274     4,527,808   $ 48,949,462
Reinvestment of dividends and distributions......................     194,055      2,225,310       789,712      8,462,851
                                                                   ----------   ------------   -----------   ------------
                                                                    2,443,580     27,901,584     5,317,520     57,412,313
Repurchased......................................................  (3,793,498)   (43,315,123)   (7,953,198)   (85,043,609)
                                                                   ----------   ------------   -----------   ------------
Net decrease.....................................................  (1,349,918)  $(15,413,539)   (2,635,678)  $(27,631,296)
                                                                   ----------   ------------   -----------   ------------
                                                                   ----------   ------------   -----------   ------------

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.
At August 31, 1996, there were outstanding forward contracts to facilitate settlement of foreign currency denominated portfolio transactions.
Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
7. FEDERAL INCOME TAX STATUS
Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $960,000 and $9,000, respectively during fiscal 1996. As of February 29, 1996, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences attributable to foreign currency gains.

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                            FOR THE PERIOD
                                       FOR THE SIX        FOR THE YEAR      MAY 31, 1994*
                                       MONTHS ENDED          ENDED             THROUGH
                                     AUGUST 31, 1996      FEBRUARY 29,       FEBRUARY 28,
                                       (UNAUDITED)            1996               1995
-------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................      $ 11.33            $  9.80            $ 10.00
                                          ------             ------             ------

Net investment income..............         0.07               0.18               0.13
Net realized and unrealized gain
 (loss)............................        (0.02)              1.64              (0.21)
                                          ------             ------             ------

Total from investment operations...         0.05               1.82              (0.08)
                                          ------             ------             ------

Less dividends and distributions
 from:
   Net investment income...........        (0.08)             (0.16)             (0.12)
   Net realized gain...............      --                   (0.13)           --
                                          ------             ------             ------

Total dividends and
 distributions.....................        (0.08)             (0.29)             (0.12)
                                          ------             ------             ------

Net asset value, end of period.....      $ 11.30            $ 11.33            $  9.80
                                          ------             ------             ------
                                          ------             ------             ------

TOTAL INVESTMENT RETURN+...........         0.43%(1)          18.76%             (0.87)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................         1.83%(2)           1.87%              1.97%(2)

Net investment income..............         1.26%(2)           1.66%              1.83%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................     $344,352           $360,347           $337,600

Portfolio turnover rate............            6%(1)             16%                 2%(1)

Average commission rate paid.......      $0.0058            --                 --

---------------------
 *   Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo                               DEAN WITTER
Edwin J. Garn                                        GLOBAL UTILITIES
John R. Haire                                        FUND
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Edward F. Gaylor
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


[GRAPHIC]



SEMIANNUAL REPORT
AUGUST 31, 1996